CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 29,033	$ 11,950
Short-term bank deposits	43,700
Trade receivables (net of allowance for doubtful accounts of $739 and $1,127 at December 31, 2011 and 2012, respectively)	44,066	36,798
Other accounts receivable and prepaid expenses	16,238	13,474
Inventories	50,550	48,085
Total current assets	183,587	110,307
Long-term investments and prepaid expenses:
Severance pay fund	3,424	2,942
Long-term deposits and prepaid expenses	1,198	343
Total long-term investments and prepaid expenses	4,622	3,285
Property, plant and equipment, net	72,987	69,657
OTHER ASSETS	16,898	20,626
GOODWILL	42,955	42,442
Total assets	321,049	246,317
Current liabilities:
Short-term bank credit	5,248	3,866
Current maturities of long-term loans	5,500	12,541
Trade payables	36,925	30,838
Account payables to related parties	2,888	5,437
Accrued expenses and other liabilities	15,314	29,033
Total current liabilities	65,875	81,715
Long-term liabilities:
Long-term loans		5,405
Long-term loan and a financing leaseback from related party	12,188	1,820
Capital leases	2	71
Accrued severance pay	3,987	3,584
Long-term warranty provision	1,599	1,439
Deferred tax liabilities, net	6,375	8,248
Share-based payment in subsidiary		1,379
Total long-term liabilities	24,151	21,946
Redeemable non-controlling interest	7,106	6,205
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value-126,158,750 and 200,000,000 shares authorized at December 31, 2011 and 2012, respectively; 19,565,000 and 34,365,250 shares issued and outstanding at December 31, 2011 and 2012, respectively;	360	192
Cumulative preferred shares of NIS 0.04 par value-7,141,250 shares authorized issued and outstanding at December 31, 2011; none authorized issued and outstanding at December 31, 2012		86
Additional paid-in capital	135,437	55,338
Accumulated other comprehensive loss	8,517	6,306
Foreign currency translation adjustments-company		7,376
Retained earnings	79,603	67,153
Total equity	223,917	136,451
Total liabilities and equity	$ 321,049	$ 246,317